Sales and Costs of Goods and Real Estate and Services Income and Expenses - Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate			¥ 1,079,052
Costs of goods and real estate sold	¥ 354,006	¥ 535,261	1,003,509
Product
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate			954,807
Costs of goods and real estate sold			896,515
Real Estate
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Sales of goods and real estate			124,245
Costs of goods and real estate sold			¥ 106,994